RELATED PARTY BALANCES AND TRANSACTIONS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue	¥ 145,442	¥ 142,477	¥ 177,341
Amounts due from related parties		988,853		$ 135,480	¥ 884,006
Amounts due to related parties		106,645		$ 148,706	970,309
Fund distribution services
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue	7,004	113,930	113,748
Customers acquisition and referral services
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue	138,438	28,547	63,593
CreditEase Huimin
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties		407,240
Xinda Hongtao
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties		213,624
Zhuoyue
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties		202,724			90,814
Amounts due to related parties					75,017
Puxin
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties		150,743			65,542
Amounts due to related parties		47,046			9,540
Pucheng Credit
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties		33,486			34,834
Hengda Hongyuan
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties					367,134
Hengcheng
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties					579,633
Amounts due to related parties					379,202
Huichuang
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties					105,130
Huizong International
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties		20			51,798
CreditEase
RELATED PARTY BALANCES AND TRANSACTIONS
Total costs and expenses	1,023,218	966,500	2,141,353
CreditEase | Customer calling center services
RELATED PARTY BALANCES AND TRANSACTIONS
Total costs and expenses	40,287
CreditEase | Management consulting service
RELATED PARTY BALANCES AND TRANSACTIONS
Total costs and expenses	669	3,000
CreditEase | Rental of equipment
RELATED PARTY BALANCES AND TRANSACTIONS
Total costs and expenses		4,384	52,606
CreditEase | Credit assessment service
RELATED PARTY BALANCES AND TRANSACTIONS
Total costs and expenses	8,022	19,025	38,203
CreditEase | System support service
RELATED PARTY BALANCES AND TRANSACTIONS
Total costs and expenses	164,671	179,458	657,206
CreditEase | Collection services
RELATED PARTY BALANCES AND TRANSACTIONS
Total costs and expenses	421,726	296,493	327,917
CreditEase | Customers acquisition and referral services
RELATED PARTY BALANCES AND TRANSACTIONS
Total costs and expenses	¥ 387,843	464,140	¥ 1,065,421
Other related parties
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties		14,522			42,887
Amounts due to related parties		¥ 26,093			52,784
Haijin Yichuang
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties					¥ 367,134